Offerings - Offering: 1	Mar. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	279,775
Proposed Maximum Offering Price per Unit	20.02
Maximum Aggregate Offering Price	$ 5,601,095.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 773.51
Offering Note	(1) The securities are being registered solely in connection with the resale of Class A ordinary shares, par value $0.01 per share (the "Class A Ordinary Shares"), of Apollomics Inc. (the "Company") by the selling securityholders named in this registration statement. (2) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (3) 279,775 Class A Ordinary Shares are hereby registered for sale by the Selling Securityholders named in this registration statement. (4) In accordance with Rule 457(c), based on the average of the high ($20.08) and low ($19.96) prices of the Class A Ordinary Shares on The Nasdaq Capital Market ("Nasdaq") on March 6, 2026.